Basis of presentation - Property, plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Information technology | Minimum
Property, plant and equipment, net
Estimated useful life	3 years
Information technology | Maximum
Property, plant and equipment, net
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, plant and equipment, net
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, plant and equipment, net
Estimated useful life	7 years
Building and improvements | Minimum
Property, plant and equipment, net
Estimated useful life	15 years
Building and improvements | Maximum
Property, plant and equipment, net
Estimated useful life	39 years